Stockholders' Equity (Details Narrative) - USD ($)																	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 19, 2017	Nov. 29, 2017	Nov. 27, 2017	Oct. 24, 2017	Oct. 10, 2017	May 25, 2017	Apr. 04, 2017	Mar. 28, 2017	Mar. 22, 2017	Mar. 15, 2017	Mar. 09, 2017	Feb. 28, 2017	Jun. 28, 2016	Jun. 08, 2016	Jun. 03, 2016	Jan. 19, 2015	Aug. 01, 2016	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 07, 2017	Mar. 31, 2017	Mar. 16, 2017	Dec. 16, 2016	Apr. 19, 2015
Reverse stock split																				1-for-60
Common stock, shares outstanding																	16,095,929	368,219,169	363,043,769	16,095,929
Warrants exercise value													$ 91,765	$ 91,765						$ 91,765
Number of common stock shares issued for cashless exercise of warrants													68,750	68,750
Number of common stock shares issued													1,039,013	1,039,013
Number of common stock issued to convert estimated liability, value													$ 890,179	$ 890,179			$ 822,685			$ 1,712,864
Number of common stock issued to convert estimated liability																	12,146,820
Common stock, shares issued																	16,095,929	368,219,169	363,043,769	16,095,929
Common stock, shares authorized																		975,000,000	975,000,000	975,000,000
Preferred stock, shares issued																							1,160,941
Preferred stock, par value																		$ 0.001	$ 0.001	$ 0.001			$ 0.001
Common stock, par value																		$ 0.001	$ 0.001	$ 0.001
Series B Convertible Preferred Stock [Member]
Preferred stock, shares issued																		0	25,877	0
Series B Convertible Preferred Stock [Member] | January 1 2018 [Member]
Number of common stock issued to convert estimated liability																		25,877	25,877
Common stock, shares issued																						5,175,400
2017 Activities [Member]
Reverse stock split												one-for-60 reverse stock split
Warrants issued to purchase of shares of common stock	111,244,318									111,244,318
Number of common stock shares issued for cashless exercise of warrants	81,856,798									81,856,798
Number of common stock shares issued												4,370
2017 Activities [Member] | Series B Convertible Preferred Stock [Member]
Number of common stock issued to convert estimated liability								1,135,064											1,135,064
Common stock, shares issued								227,012,800											227,012,800
2017 Activities [Member] | Series C Convertible Preferred Stock [Member]
Number of common stock issued to convert estimated liability		79,368	79,368
Common stock, shares issued		15,873,600	15,873,600
2017 Activities [Member] | Series C-1 Convertible Preferred Stock [Member]
Number of common stock issued to convert estimated liability			14,706
Common stock, shares issued			2,941,200
Senior Notes and Junior Notes [Member]
Debt conversion price per share																								$ 0.0252
Senior Convertible Notes [Member]
Debt instrument principal amount											$ 868,897
Original issue discount percentage											5.00%
Notes interest rate percentage											10.00%
Debt maturity date											Sep. 16, 2016
Junior Convertible Notes [Member]
Debt instrument principal amount											$ 175,000
Original issue discount percentage											20.00%
Debt maturity date											Dec. 05, 2016
8% Convertible Notes [Member]
Debt instrument principal amount											$ 220,000
Debt maturity date											Jun. 06, 2017
Senior Warrants [Member]
Debt convertible into warrant, shares											97,423,579
Senior Warrants [Member] | Series B Convertible Preferred Stock [Member]
Number of common stock issued to convert estimated liability											845,631
Four Institutional Investors [Member] | Series C Convertible Preferred Stock [Member]
Preferred stock, shares issued						79,368
Proceeds from issuance of preferred stock						$ 1,000,000
Preferred stock convertible, value						$ 1,111,111
Subscription Agreement [Member]
Warrants issued to purchase of shares of common stock																			171,349,405					97,423,579
Number of common stock shares issued																			108,747,774
Subscription Agreement [Member] | Subscribers [Member]
Payment of offering															$ 250,000
Percentage of beneficially own in excess of number of common stock shares outstanding															4.99%
Subscription Agreement [Member] | Charles Allen and Michal Handerhan [Member]
Proceeds from equity or debt financing															$ 1,000,000
Amendment Agreement [Member]
Proceeds from equity or debt financing															$ 350,000
Percentage of remaining payment of gross proceeds from equity or debt financing															10.00%
Exercise Agreement [Member]
Warrants issued to purchase of shares of common stock																8,333
Warrants exercise value																$ 27,500
Exercise Agreement [Member] | Investor [Member]
Warrants issued to purchase of shares of common stock																38,750
January Agreement [Member]
Common stock, shares authorized											12,052,344
Number of warrant shares issued											30,130,861
Preferred stock, shares issued											210,919
April Agreement [Member]
Common stock, shares authorized											20,110,699
Number of warrant shares issued											28,154,980
Preferred stock, shares issued											104,391
Note Offer [Member]
Preferred stock, shares issued											1,160,941
January Offer [Member]
Preferred stock, shares issued											1,160,941
April Offer [Member]
Preferred stock, shares issued											1,160,941
January Agreement and April Agreement [Member]
Common stock, shares authorized																									14,517,352
Number of warrant shares issued																									112,782,487
CSC Agreement [Member]
Number of common stock shares issued									833,333
Number of common stock shares issued value									$ 61,667
Payment to acquire cash payment									$ 200,000
Settlement Agreement [Member] | RK Equity Advisors, LLC and Pickwick Capital Partners, LLC [Member]
Number of common stock issued to convert estimated liability, value							$ 10,000
Number of common stock issued to convert estimated liability							125,000
Debt conversion price per share							$ 0.10
Common stock, par value							$ 0.001
Securities Purchase Agreement [Member]
Proceeds from investments					$ 100,000
Securities Purchase Agreement [Member] | Series C-1 Convertible Preferred Stock [Member] | Series B Warrants [Member]
Proceeds from issuance of preferred stock					$ 750,000
Warrant price per share exceeds					$ 0.135
Equity price per share					$ 0.085
Proceeds from investments				$ 100,000
Securities Purchase Agreement [Member] | Series C-1 Convertible Preferred Stock [Member] | Series B Warrants [Member] | Bitcoin [Member]
Proceeds from issuance of preferred stock					$ 250,000
October 2017 Securities Purchase Agreement [Member]
Common stock, shares issued																					4,400,000
Maximum [Member]
Common stock, shares outstanding																				952,756,004
Minimum [Member]
Common stock, shares outstanding																				15,879,262
Minimum [Member] | Subscription Agreement [Member]
Proceeds from equity or debt financing															$ 1,000,000
Percentage of remaining payment of gross proceeds from equity or debt financing															20.00%